FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

7)              FAIR VALUE DISCLOSURES

Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

Fair Value Measurements at December 31, 2012

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$6	$22,837	$355	$23,198
U.S. Treasury, government and agency	0	5,180	0	5,180
States and political subdivisions	0	480	50	530
Foreign governments	0	511	19	530
Commercial mortgage-backed	0	0	900	900
Residential mortgage-backed(1)	0	1,940	9	1,949
Asset-backed(2)	0	69	113	182
Redeemable preferred stock	242	881	15	1,138
Subtotal	248	31,898	1,461	33,607
Other equity investments	78	0	77	155
Trading securities	446	1,863	0	2,309
Other invested assets:
Short-term investments	0	98	0	98
Swaps	0	148	0	148
Futures	(2)	0	0	(2)
Options	0	224	0	224
Floors	0	291	0	291
Swaptions	0	502	0	502
Subtotal	(2)	1,263	0	1,261
Cash equivalents	2,289	0	0	2,289
Segregated securities	0	1,551	0	1,551
GMIB reinsurance contracts	0	0	11,044	11,044
Separate Accounts' assets	90,751	2,775	224	93,750
Total Assets	$93,810	$39,350	$12,806	$145,966

Liabilities
GIB and GWBL and other features' liability	0	0	265	265
Total Liabilities	$0	$0	$265	$265

  Includes publicly traded agency pass-through securities and collateralized obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Fair Value Measurements at December 31, 2011

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$7	$22,698	$432	$23,137
U.S. Treasury, government and agency	0	3,948	0	3,948
States and political subdivisions	0	487	53	540
Foreign governments	0	503	22	525
Commercial mortgage-backed	0	0	902	902
Residential mortgage-backed(1)	0	1,632	14	1,646
Asset-backed(2)	0	92	172	264
Redeemable preferred stock	203	813	14	1,030
Subtotal	210	30,173	1,609	31,992
Other equity investments	66	0	77	143
Trading securities	457	525	0	982
Other invested assets:
Short-term investments	0	132	0	132
Swaps	0	177	(2)	175
Futures	(2)	0	0	(2)
Options	0	7	0	7
Floors	0	327	0	327
Swaptions	0	1,029	0	1,029
Subtotal	(2)	1,672	(2)	1,668
Cash equivalents	2,475	0	0	2,475
Segregated securities	0	1,280	0	1,280
GMIB reinsurance contracts	0	0	10,547	10,547
Separate Accounts' assets	83,672	2,532	215	86,419
Total Assets	$86,878	$36,182	$12,446	$135,506

Liabilities
GIB and GWBL and other features' liability	$0	$0	$291	$291
Total Liabilities	$0	$0	$291	$291

       (1)       Includes publicly traded agency pass-through securities and collateralized obligations.

       (2)       Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

Level 3 Instruments
Fair Value Measurements

		State and
		Political		Commercial	Residential
		Sub-	Foreign	Mortgage-	Mortgage-	Asset-
	Corporate	divisions	Govts	backed	backed	backed

	(In Millions)

Balance, January 1, 2012	$432	$53	$22	$902	$14	$172
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	2	0	0	2	0	0
Investment gains (losses), net	4	0	0	(105)	0	0
Subtotal	6	0	0	(103)	0	0
Other comprehensive income (loss)	15	(1)	0	128	0	4
Purchases	0	0	0	0	0	0
Issuances	0	0	0	0	0	0
Sales	(47)	(2)	0	(27)	(5)	(25)
Settlements	0	0	0	0	0	0
Transfers into Level 3(2)	17	0	0	0	0	0
Transfers out of Level 3(2)	(68)	0	(3)	0	0	(38)
Balance, December 31, 2012(1)	$355	$50	$19	$900	$9	$113

Balance, January 1, 2011	$320	$49	$21	$1,103	$0	$148
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	1	0	0	2	0	0
Investment gains (losses), net	0	0	0	(30)	0	1
Subtotal	$1	$0	$0	$(28)	$0	$1
Other comprehensive income (loss)	(2)	5	(1)	(34)	(1)	2
Purchases	117	0	1	0	0	21
Sales	(52)	(2)	0	(139)	(5)	(33)
Transfers into Level 3(2)	100	1	1	0	20	33
Transfers out of Level 3(2)	(52)	0	0	0	0	0
Balance, December 31, 2011(1)	$432	$53	$22	$902	$14	$172

  There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Redeem-					GWBL
	able	Other	Other	GMIB	Separate	and Other
	Preferred	Equity	Invested	Reinsurance	Accounts	Features
	Stock	Investments(1)	Assets	Asset	Assets	Liability

	(In Millions)

Balance, January 1, 2012	$14	$77	$(2)	$10,547	$215	$291
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	0	0	0	0
Investment gains (losses), net	0	0	0	0	8	0
Increase (decrease) in the fair value
of reinsurance contracts	0	0	0	315	0	0
Policyholders' benefits	0	0	0	0	0	(77)
Subtotal	0	0	0	315	8	(77)
Other comprehensive income (loss)	1	0	2	0	0	0
Purchases	0	0	0	182	6	51
Issuances	0	0	0	0	0	0
Sales	0	0	0	0	(2)	0
Settlements	0	0	0	0	(3)	0
Transfers into Level 3(2)	0	0	0	0	0	0
Transfers out of Level 3(2)	0	0	0	0	0	0
Balance, December 31, 2012	$15	$77	$0	$11,044	$224	$265

Balance, January 1, 2011	$2	$73	$0	$4,606	$207	$94
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	0	0	(2)	0	0	0
Investment gains (losses), net	0	1	0	0	0	0
Increase (decrease) in the fair value
of reinsurance contracts	0	0	0	5,737	17	0
Policyholders' benefits	0	0	0	0	0	176
Subtotal	$0	$1	$(2)	$5,737	$17	$176
Other comprehensive income (loss)	(1)	6	0	0	0	0
Purchases	0	2	0	204	4	21
Sales	(2)	(5)	0	0	(11)	0
Settlements	0	0	0	0	(2)	0
Transfers into Level 3(2)	15	0	0	0	0	0
Balance, December 31, 2011	$14	$77	$(2)	$10,547	$215	$291

  Includes Trading securities' Level 3 amount.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of		Policy-
	Income	(Losses),	Reinsurance		holders'
	(Loss)	Net	Contracts	OCI	Benefits

	(In Millions)
Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$0	$0	$0	$14	$0
State and political subdivisions	0	0	0	(1)	0
Foreign governments	0	0	0	1	0
Commercial mortgage-backed	0	0	0	124	0
Asset-backed	0	0	0	3	0
Other fixed maturities, available-for-sale	0	0	0	0	0
Subtotal	$0	$0	$0	$141	$0
GMIB reinsurance contracts	0	0	497	0	0
Separate Accounts’ assets	0	8	0	0	0
GIB and GWBL and other features’ liability	0	0	0	0	26
Total	$0	$8	$497	$141	$26

Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$0	$0	$0	$1	$0
State and political subdivisions	0	0	0	5	0
Foreign governments	0	0	0	(1)	0
Commercial mortgage-backed	0	0	0	(40)	0
Asset-backed	0	0	0	2	0
Other fixed maturities, available-for-sale	0	0	0	(2)	0
Subtotal	$0	$0	$0	$(35)	$0
GMIB reinsurance contracts	0	0	5,941	0	0
Separate Accounts’ assets	0	18	0	0	0
GIB and GWBL and other features’ liability	0	0	0	0	(197)
Total	$0	$18	$5,941	$(35)	$(197)

  There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012

	Fair	Valuation	Significant
	Value	Technique	Unobservable Input	Range

Assets:	(In Millions)
Investments:
Fixed maturities, available-for-sale:
Corporate	$94	Matrix pricing model	Spread over the industry-specific
			benchmark yield curve	125 bps - 650 bps

Commercial mortgage-backed	889	Discounted Cash flow	Constant default rate	3.0% - 25.0%
			Probability of default	55.0%
			Loss severity	49.0%
			Discount rate	3.72% - 13.42%

Residential mortgage-backed	1	Matrix pricing model	Spread over U.S. Treasury curve	46 bps

Asset-backed	8	Matrix pricing model	Spread over U.S. Treasury curve	30 bps - 695 bps

Other equity investments	38	Market comparable	Revenue multiple	0.6x - 62.5x
		companies	R&D multiple	1.0x - 30.6x
			Discount rate	18.0%
			Discount years	1 - 2
			Discount for lack of marketability
			and risk factors	40.0% - 60.0%

Separate Accounts' assets	194	Third party appraisal	Capitalization rate	5.5%
			Exit capitalization rate	6.6%
			Discount rate	7.7%

	22	Discounted cash flow	Spread over U.S. Treasury curve	275 bps - 586 bps
			Inflation rate	2.0% - 3.0%
			Discount factor	1.0% - 2.0%

GMIB reinsurance contracts	11,044	Discounted Cash flow	Lapse Rates	1.5% - 8.0%
			Withdrawal Rates	0.2% - 8.0%
			GMIB Utilization Rates	0.0% - 15.0%
			Non-performance risk	13 bps - 45 bps
			Volatility rates - Equity	24.0%- 36.0%

Liabilities:
GMWB/GWBL(1)	$205	Discounted Cash flow	Lapse Rates	1.0% - 8.0%
			Withdrawal Rates	0.0% - 7.0%
			Volatility rates - Equity	24.0% - 36.0%

  Excludes GMAB and GIB liabilities.

Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	December 31, 2012
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total

	(In Millions)

Mortgage loans on real estate	$5,059	$0	$0	$5,249	$5,249
Other limited partnership interests	1,514	0	0	1,514	1,514
Loans to affiliates	1,037	0	784	402	1,186
Policyholders liabilities: Investment contracts	2,494	0	0	2,682	2,682
Long-term debt	200	0	236	0	236
Loans from affiliates	1,325	0	1,676	0	1,676

	December 31, 2011
	Carrying	Fair
	Value	Value

	(In Millions)

Mortgage loans on real estate	$4,281	$4,432
Other limited partnership interests	1,582	1,582
Loans to affiliates	1,041	1,097
Policyholders liabilities: Investment contracts	2,549	2,713
Long-term debt	200	220
Loans from affiliates	1,325	1,485